NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS	12 Months Ended
Jun. 30, 2022
New standards amendments to standards and interpretations [abstract]
NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS
3

NEW STANDARDS,

AMENDMENTS TO STANDARDS

AND INTERPRETATIONS
New standards, amendments to standards and interpretations effective for the year ended June 30, 2022
During the financial year,

there were no new and revised

accounting standards, amendments to standards and

new interpretation
adopted by the Group.
New standards, amendments to standards and interpretations not yet effective
At the date

of authorisation

of these consolidated

financial statements, the

following relevant

standards, amendments to

standards
and interpretations that may be

applicable to the business of

the Group were in issue

but not yet effective and

may therefore have
an impact on

future consolidated financial

statements. These new

standards, amendments to

standards and interpretations

will
be adopted at their effective dates.

Annual Improvements to IFRS Standards 2018-2020 (Effective July 1, 2022)
As part of its process to

make non-urgent but necessary amendments to

IFRS
Standards, the International Accounting Standards
Board (“ IASB ”) has issued the
Annual Improvements to

IFRS Standards 2018–2020.
These are not

expected to have

a significant
impact on the Group.

Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16) (Effective July 1, 2022)
The IASB has amended IAS

16
Property, Plant and Equipment
to provide guidance on

the accounting for such

sale proceeds and
the related production costs.
Under the amendments, proceeds from selling items before the related item of property, plant and equipment (“
PPE ”) is available
for use should

be recognised in

profit or loss,

together with the

costs of producing

those items. IAS

2
Inventories

should be applied
in identifying and measuring these production costs.
The amendments apply retrospectively,

but only to items of property,

plant and equipment made available for use on or after the
beginning of the earliest period

presented in the financial statements

in which the amendments are adopted.

The amendment is
not expected to have a significant impact on the Group.
Definition of Accounting Estimate (Amendments to IAS 8) (Effective July 1, 2023)
The amendments introduce

a new definition for

accounting estimates: clarifying that

they are monetary

amounts in the financial
statements that are subject to measurement uncertainty.
The amendments also

clarify the relationship

between accounting policies

and accounting estimates

by specifying that

a company
develops an

accounting estimate

to achieve

the objective

set out

by an

accounting policy.

The amendment

is not

expected to
have a significant impact on the Group.

Deferred Tax

related to Assets and

Liabilities Arising from a single

transaction – Amendments to

IAS 12
Income Taxes
(Effective July 1, 2023)
IAS

12
Income

taxes

clarifies

how

companies

should

account

for

deferred

tax

on

certain

transactions

–

e.g.

leases

and
decommissioning provisions. The amendments

narrow the scope of

the initial recognition exemption

so that it does

not apply to
transactions that give rise to equal and offsetting temporary differences. As a result, companies will need to recognize a deferred tax asset

and a

deferred tax

liability for

temporary differences

arising on

initial recognition

of a

lease and

a decommissioning
provision. The amendment is not expected to have a significant impact on the Group.
Classification

of

liabilities

as

current

or

non-current

(Amendments

to

IAS

1
Presentation

of

Financial

Statements
)
(Effective July 1, 2023)
To promote consistency in application and clarify the requirements on determining if a liability is current or non-current, the IASB has amended IAS 1 as follows:

Right to defer settlement must have substance
Under existing IAS 1 requirements, companies classify a liability as current when they do not have an unconditional right to defer
settlement of the liability for at least twelve months after the end of the reporting period.
As part of its amendments, the IASB

has removed the requirement for a

right to be unconditional and instead,

now requires that
a right to defer settlement must have substance and exist at the end of the reporting period.
Classification of debt may change
A company

classifies a

liability as

non-current if

it has

a right

to defer

settlement for

at least

twelve months

after the

reporting
period. The IASB

has now clarified that

a right to defer

exists only if

the company complies with

conditions specified in

the loan
agreement at the end of the reporting period, even

if the lender does not test compliance until a

later date. The amendment is not
expected to have a significant impact on the Group.
3

NEW STANDARDS,

AMENDMENTS TO STANDARDS

AND INTERPRETATIONS
continued
New standards, amendments to standards and interpretations not yet effective (continued)
Disclosure of Accounting Policy (Amendments to IAS 1 and IFRS Practice Statement 2) (Effective July 1, 2023)
The

Board

has

recently

issued

amendments

to

IAS

1
Presentation

of

Financial

Statements

and

an

update

to

IFRS

Practice
Statement 2 Making Materiality Judgements

to help companies provide useful accounting policy disclosures.
The key amendments to IAS 1 include:
●

requiring companies to disclose their material accounting policies rather than their significant accounting policies;
●

clarifying that accounting policies related to immaterial

transactions, other events or conditions are themselves immaterial and as such need not be disclosed; and
●

clarifying that not all accounting policies that relate to material transactions, other events or conditions are themselves material to a company’s financial statements.
The amendments are applied prospectively.
Management

has

commenced

an

evaluation

to

assess

the

impact

the

amendment

will

have

on

the

Group

from

a

disclosure
perspective. More detail will be disclosed in future financial statements.